Available-for-sale securities (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Table Text Block]
	December 31, 2012
		Foreign
		currency	Gross
		translation	unrealized	Impairment	Fair	Fair
	Cost	adjustment	gain	loss	value	value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Current portion:
Equity securities	30,192	(2,156)	2,967	(20,427)	10,576	1,698
Non-current portion:
Corporate debt securities	11,360	(1,496)	1,368	-	11,232	1,803
Total available-for-sale securities	41,552	(3,652)	4,335	(20,427)	21,808	3,501

	December 31, 2011
		Foreign
		currency	Gross
		translation	unrealized	Impairment
	Cost	adjustment	gain/(loss)	loss	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current portion:
Equity securities	30,192	(1,869)	(5,493)	-	22,830
Non-current portion:
Convertible promissory note	1,334	-	-	(1,334)	-
Corporate debt securities	11,360	(1,395)	883	-	10,848
	12,694	(1,395)	883	(1,334)	10,848
Total available-for-sale securities	42,886	(3,264)	(4,610)	(1,334)	33,678

Schedule of Impairment Loss on Available-sor-sale Securities [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Balance at beginning of year	-	-	1,334	214
Addition during the year	-	1,334	20,427	3,279
Balance at end of year	-	1,334	21,761	3,493

Schedule of Available-for-sale, Maturity Information [Table Text Block]
	Year ended December 31,
	2012	2012
	RMB’000	US$’000
Due in one through five years	7,514	1,206
Due after five years through ten years	3,718	597

Total	11,232	1,803